Provisions (Details) - Schedule of Movements in Provisions - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Provisions (Details) - Schedule of Movements in Provisions [Line Items]
TOTAL	$ 748,705	$ 670,020	$ 547,136
Annual Leave [Member]
Provisions (Details) - Schedule of Movements in Provisions [Line Items]
Carrying amount at start of year	371,877	273,876	285,360
Charged/(credited) to profit or loss -additional provisions recognised	272,502	242,532	231,981
Amounts used during the year	(232,747)	(158,968)	(231,061)
Change in foreign exchange	8,748	14,437	(12,404)
Carrying amount at end of year	420,380	371,877	273,876
Long Service Leave [Member]
Provisions (Details) - Schedule of Movements in Provisions [Line Items]
Carrying amount at start of year	298,143	273,260	368,193
Charged/(credited) to profit or loss -additional provisions recognised	30,182	25,210	31,725
Amounts used during the year		(327)	(126,658)
Carrying amount at end of year	$ 328,325	$ 298,143	$ 273,260